Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Investor Class
Account Value [Line Items]
Account Value	$ 15,455	$ 12,753	$ 12,391	$ 12,989	$ 11,346	$ 11,237	$ 10,323	$ 10,422	$ 11,054	$ 10,900	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	158,278	130,406	126,315	132,142	115,076	113,699	104,212	104,932	110,967	109,256	100,000
S&P 500 TR [Member]
Account Value [Line Items]
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend
Account Value	$ 20,036	16,270	16,287	18,483	14,504	13,986	12,392	12,146	10,816	10,270	10,000
60 S&P 500 /40 Bloomberg Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60 S&P 500 /40 Bloomberg Aggregate Blend
S&P 500 TR [Member]
Account Value [Line Items]
Account Value	$ 339,505	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200	100,000
60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend
Account Value	$ 200,351	$ 162,687	$ 162,857	$ 184,818	$ 145,030	$ 139,854	$ 123,917	$ 121,454	$ 108,149	$ 102,695	$ 100,002
60 S&P 500 /40 Bloomberg Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60 S&P 500 /40 Bloomberg Aggregate Blend